Xtrackers MSCI EAFE ESG Leaders Equity ETF
Xtrackers MSCI EAFE ESG Leaders Equity ETF<br/><br/>Ticker: EASG Stock Exchange: NYSE Arca, Inc.
INVESTMENT OBJECTIVE
Xtrackers MSCI EAFE ESG Leaders Equity ETF (the “Fund”), seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EAFE ESG Leaders Index (the “Underlying Index”).
FEES AND EXPENSES
These are the fees and expenses that you will pay when you buy and hold shares. You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the Example that follows:
ANNUAL FUND OPERATING EXPENSES <br/> (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Xtrackers MSCI EAFE ESG Leaders Equity ETF Xtrackers MSCI EAFE ESG Leaders Equity ETF
Management Fee	0.14%
Other Expenses	none	[1]
Total Annual Fund Operating Expenses	0.14%
[1]	Because the Fund is new, “Other Expenses” are based on estimated amounts for the current fiscal year.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods.

The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years
Xtrackers MSCI EAFE ESG Leaders Equity ETF | Xtrackers MSCI EAFE ESG Leaders Equity ETF | USD ($)	14	45

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example and can affect the Fund’s performance.
PRINCIPAL INVESTMENT STRATEGIES
The Fund, using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Underlying Index, which is a capitalization weighted index that provides exposure to companies with high environmental, social and governance (“ESG”) performance relative to their sector peers. The Underlying Index consists of large- and medium-capitalization companies across developed markets countries, excluding Canada and the United States. The Underlying Index is rebalanced quarterly in February, May, August and November, and thus the Fund rebalances its portfolio in a corresponding fashion.

The Underlying Index uses MSCI ESG Ratings, MSCI ESG Controversies and MSCI Business Involvement Screening Research (collectively, “MSCI ESG Research”) to determine index components for the Underlying Index.
  MSCI ESG Ratings provides research, analysis and ratings of how well companies manage their ESG risks and opportunities. MSCI ESG Ratings provides a company with an overall ESG rating on a seven point scale, ranging from ‘AAA’ to ‘CCC.’ Existing constituents of the Underlying Index are required to have an MSCI ESG rating above CCC to remain in the index, while companies that are currently not constituents of the Underlying Index are required to have an MSCI ESG rating above B to be considered eligible for addition.
  MSCI ESG Controversies provides assessments of controversies concerning the negative ESG of company operations, products and services. MSCI ESG Controversies score companies on a scale of 0 to 10, with 0 being the most severe controversy. Existing constituents of the Underlying Index are required to have an MSCI ESG Controversies Score above 0 to remain in the index, while companies that are currently not constituents of the Underlying Index are required to have an MSCI ESG Controversies Score above 2 to be considered eligible for addition.
  MSCI ESG Business Involvement Screening Research aims to enable institutional investors to manage ESG standards and restrictions reliably and efficiently. Companies that are involved in specific businesses which have high potential for negative social and/or environmental impact, such as companies in the alcohol, tobacco, gambling, nuclear power, conventional and controversial weapons and civilian firearms industries, are ineligible for inclusion.
The Fund uses a representative sampling indexing strategy in seeking to track the Underlying Index, meaning it generally will invest in a sample of securities in the index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Underlying Index as a whole. The Fund will invest at least 80% of its total assets (but typically far more) in component securities (including depositary receipts in respect of such securities) of the Underlying Index.

As of October 31, 2018, the Underlying Index consisted of 454 securities, with an average market capitalization of approximately $19.33 billion and a minimum market capitalization of approximately $1.68 billion. The Fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of issuers from Europe, Australia and the Far East. As of October 31, 2018, a significant percentage of the Underlying Index was comprised of securities of issuers from Japan (23.8%).

The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to the extent that its Underlying Index is concentrated. As of October 31, 2018 a significant percentage of the Underlying Index was comprised of issuers in the financial services sector (19.8%).
MAIN RISKS
As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. The Fund is subject to the main risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective, as well as numerous other risks that are described in greater detail in the section of the Prospectus entitled “Additional Information About the Funds’ Investment Strategies, Underlying Indexes and Risks – Further Discussion of Main Risks” and in the Statement of Additional Information (“SAI”).

ESG investment strategy risk. The Underlying Index’s ESG methodology, and thus the Fund’s investment strategy, limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not have an ESG focus. The Underlying Index’s ESG methodology may result in the Fund investing in securities or industry sectors that underperform the market as a whole or underperform other funds screened for ESG standards. In addition, the index provider may be unsuccessful in creating an index composed of companies that exhibit positive ESG characteristics.

Stock market risk. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock’s issuer, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock’s price, regardless of how well the company performs. The market as a whole may not favor the types of investments the Fund makes, which could affect the Fund’s ability to sell them at an attractive price. To the extent the Fund invests in a particular capitalization or sector, the Fund’s performance may be affected by the general performance of that particular capitalization or sector.

Foreign investment risk. The Fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the Fund’s investments or prevent the Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the U.S. Additionally, foreign securities markets generally are smaller and less liquid than U.S. markets.

Foreign governments may restrict investment by foreigners, limit withdrawal of trading profit or currency from the country, restrict currency exchange or seize foreign investments. The investments of the Fund may also be subject to foreign withholding taxes. Foreign brokerage commissions and other fees are generally higher than those for U.S. investments, and the transactions and custody of foreign assets may involve delays in payment, delivery or recovery of money or investments.

Foreign markets can have liquidity risks beyond those typical of U.S. markets. Because foreign exchanges generally are smaller and less liquid than U.S. exchanges, buying and selling foreign investments can be more difficult and costly. Relatively small transactions can sometimes materially affect the price and availability of securities. In certain situations, it may become virtually impossible to sell an investment at a price that approaches portfolio management’s estimate of its value. For the same reason, it may at times be difficult to value the Fund’s foreign investments.

In addition, the Fund may invest in depositary receipts, which involve similar risks to those associated with investments in foreign securities. Depositary receipts also may be less liquid than the underlying shares in their primary trading market.

Currency risk. Because the Fund’s NAV is determined on the basis of the U.S. dollar, investors may lose money if the foreign currencies in which the Fund’s holdings are denominated depreciate against the U.S. dollar, even if the local currency value of the Fund’s holdings increases. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk means that a strong U.S. dollar will reduce returns for U.S. investors, while a weak U.S. dollar will increase those returns. The Fund will not hedge against fluctuations in foreign currencies. The value of the US dollar measured against a foreign currency is influenced by a variety of factors. These factors include: interest rates, national debt levels and trade deficits, changes in balances of payments and trade, domestic and foreign interest and inflation rates, global or regional political, economic or financial events, monetary policies of governments, actual or potential government intervention, global energy prices, political instability and government monetary policies and the buying or selling of currency by a country’s government.

Medium company risk. Investing in securities of medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Financial services sector risk. The Fund invests a significant portion of its assets in securities of issuers in the financial services sector in order to track the Underlying Index’s allocation to that sector. The financial services sector is subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. In addition, the deterioration of the credit markets in 2007 and ensuing financial crisis in 2008 resulted, and may continue to result, in an unusually high degree of volatility in the financial markets.

Indexing risk. While the exposure of the Underlying Index to its component securities is by definition 100%, the Fund’s effective exposure to Underlying Index securities may vary over time. Because the Fund, as an index fund, is designed to maintain a high level of exposure to its Underlying Index at all times, it will not take any steps to invest defensively or otherwise reduce the risk of loss during market downturns.

Tracking error risk. The performance of the Fund may diverge from that of its Underlying Index for a number of reasons, including operating expenses, transaction costs, cash flows and operational inefficiencies. The Fund’s return also may diverge from the return of the Underlying Index because the Fund bears the costs and risks associated with buying and selling securities (especially when rebalancing the Fund’s securities holdings to reflect changes in the Underlying Index) while such costs and risks are not factored into the return of the Underlying Index. Transaction costs, including brokerage costs, will decrease the Fund’s NAV to the extent not offset by the transaction fee payable by an “Authorized Participant” (“AP”). Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. In addition, the Fund’s use of a representative sampling approach may cause the Fund to not be as well correlated with the return of the Underlying Index as would be the case if the Fund purchased all of the securities in the Underlying Index in the proportions represented in the Underlying Index. Errors in the Underlying Index data, the Underlying Index computations and/or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the index provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. In addition, the Fund may not be able to invest in certain securities included in the Underlying Index, or invest in them in the exact proportions in which they are represented in the Underlying Index, due to legal restrictions or limitations imposed by the governments of certain countries, a lack of liquidity on stock exchanges in which such securities trade, potential adverse tax consequences or other regulatory reasons. To the extent the Fund calculates its NAV based on fair value prices and the value of the Underlying Index is based on securities’ closing prices (i.e., the value of the Underlying Index is not based on fair value prices), the Fund’s ability to track the Underlying Index may be adversely affected. For tax efficiency purposes, the Fund may sell certain securities, and such sale may cause the Fund to realize a loss and deviate from the performance of Underlying Index. In light of the factors discussed above, the Fund’s return may deviate significantly from the return of the Underlying Index.

Market price risk. Fund shares are listed for trading on NYSE Arca, Inc. (“NYSE Arca”) and are bought and sold in the secondary market at market prices. The market prices of shares will fluctuate, in some cases materially, in response to changes in the NAV and supply and demand for shares. As a result, the trading prices of shares may deviate significantly from NAV during periods of market volatility. DBX Advisors LLC (the “Adviser”) cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units (defined below), the Adviser believes that large discounts or premiums to the NAV of shares should not be sustained in the long-term. If market makers exit the business or are unable to continue making markets in Fund shares, shares may trade at a discount to NAV like closed-end fund shares and may even face delisting (that is, investors would no longer be able to trade shares in the secondary market). Further, while the creation/redemption feature is designed to make it likely that shares normally will trade close to the value of the Fund’s holdings, disruptions to creations and redemptions, including disruptions at market makers, APs or market participants, or during periods of significant market volatility, may result in market prices that differ significantly from the value of the Fund’s holdings. Although market makers will generally take advantage of differences between the NAV and the market price of Fund shares through arbitrage opportunities, there is no guarantee that they will do so. In addition, the securities held by the Fund may be traded in markets that close at a different time than NYSE Arca. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when NYSE Arca is open but after the applicable market closing, fixing or settlement times, bid-ask spreads and the resulting premium or discount to the shares’ NAV is likely to widen. Further, secondary markets may be subject to irregular trading activity, wide bid-ask spreads and extended trade settlement periods, which could cause a material decline in the Fund’s NAV. The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those APs creating and redeeming shares directly with the Fund.

Valuation risk. Because non-U.S. markets may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

Operational risk. The Fund is exposed to operational risk arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or system failures. The Fund seeks to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate for those risks that they are intended to address.

Non-diversification risk. The Fund is classified as non-diversified under the 1940 Act. This means that the Fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.

Authorized Participant concentration risk. The Fund may have a limited number of financial institutions that may act as Authorized Participants (“APs”) or market makers. Only APs who have entered into agreements with the Fund’s distributor may engage in creation or redemption transactions directly with the Fund (as described below under “Purchase and Sale of Fund Shares”). If those APs exit the business or are unable to process creation and/or redemption orders (including in situations where APs have limited or diminished access to capital required to post collateral), and no other AP is able to step forward to create and redeem in either of these cases, shares may trade at a discount to NAV like closed-end fund shares and may even face delisting (that is, investors would no longer be able to trade shares in the secondary market).

Geographic concentration risk. To the extent the Underlying Index and the Fund are significantly comprised of securities of issuers from a single country, the Fund would be more likely to be impacted by events or conditions affecting that country. For example, political and economic conditions and changes in regulatory, tax or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on the Fund’s performance. As of October 31, 2018, a significant percentage of the Underlying Index was comprised of securities of issuers from Japan (23.8%).
PERFORMANCE INFORMATION
As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its performance information. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.Xtrackers.com and will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance and by showing how the Fund’s returns compare with those of a broad measure of market performance.